NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

As of December 31, 2021, and 2020 the outstanding principal and accrued interest on the notes payable listed below was $0 and $0, respectively.

On November 5, 2021, the Company received an $80,000 loan from Digital Power Lending, LLC. The loan has a 3 month term and interest at a rate of 10% per annum. On December 15, 2021, Imperalis Holding Corp entered into an exchange agreement with Digital Power Lending, pursuant to which the Company issued a convertible promissory note to DPL in exchange for this promissory note dated November 5, 2021 and related accrued interest (Note 6).

On August 18, 2021, the Company received an $20,000 loan from Digital Power Lending, LLC. The loan has a 3 month term and interest at a rate of 10% per annum. On December 15, 2021, Imperalis Holding Corp entered into an exchange agreement with Digital Power Lending, pursuant to which the Company issued a convertible promissory note to DPL in exchange for this promissory note dated August 18, 2021 and related accrued interest (Note 6).

On June 11, 2020, each of the outstanding loans due to Wexford Industries, Ltd. And Blackridge Holdings, Inc. totaling $44,000 were settled and paid in full in exchange for a single payment of $34,000 (Note 4), resulting in a gain on settlement of debt of $10,000.

On November 20, 2018, the Company received $12,000 loan from Wexford Industries, Ltd. The loan had a one year term and an interest rate of 8% per annum. The Note was retired on June 11, 2020 as part of the settlement discussed above.

On October 12, 2018, the Company received $10,000 loan from Blackridge Holdings, Inc. The loan had a one year term and an interest rate of 8% per annum. The Note was retired on June 11, 2020 as part of the settlement discussed above.

On October 2, 2018, the Company received $2,500 loan from Wexford Industries, Ltd. The loan had a one year term and an interest rate of 8% per annum. The Note was retired on June 11, 2020 as part of the settlement discussed above.

On October 1, 2018, the Company received $15,000 loan from Wexford Industries, Ltd. The loan had a one year term and an interest rate of 8% per annum. The Note was retired on June 11, 2020 as part of the settlement discussed above.

On August 29, 2018, the Company received $4,500 loan from Wexford Industries, Ltd. The loan had a one year term and an interest rate of 8% per annum. The Note was retired on June 11, 2020 as part of the settlement discussed above.